Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Short-term loans from a related party	$-	$13,780
Short-term loans from third-party individuals	355,175	688,404
Total short-term borrowings	$355,175	$702,184

Schedule of Long-Term Borrowings

Long-term borrowings consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Car loans
Current portion	$-	$8,781
Non-current portion	-	-
Total car loans	$-	$8,781

	As of March 31,
	2026	2025
Bank loans
Current portion	$-	$-
Non-current portion	-	96,264
Total long-term bank loans	$-	$96,264

	As of March 31,
	2026	2025
Other loans
Current portion	$-	$-
Non-current portion	644,390	-
Total other long-term loans	$644,390	$-

Schedule of Future Loan Payments	Future loan payments as of March 31, 2026 is as follows:
	RMB	USD

Less than one year	2,450,000	$355,175
Between one to two years	4,445,000	644,390
Total payment	6,895,000	$999,565